Laurene E. MacElwee
Vice President and
Assistant Secretary
Office: (949) 219-3233
Fax: (949) 719-0804
E-mail Laurene.MacElwee@PacificLife.com
April 5, 2011
Via Electronic Transmission
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Life Funds (File Nos. 333-61366, 811-10385)
Dear Sir or Madam:
On behalf of Pacific Life Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 66 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended. This PEA is filed for purposes of adding a new series: the PL Floating Rate Income Fund.
Certain information that was not available at the time of this filing (e.g. number of accounts and other accounts managed) will be added in a 497(a) filing.
As the facing sheet indicates, PEA No. 66 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.
If you have any questions or further comments regarding this matter, please contact me.
Sincerely,
/s/ Laurene E. MacElwee
cc: Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)